Equity (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of Issuances and Repurchases of Shares
Below are the issuances and repurchases of shares during 2018 and 2019 (after giving effect to the share split and conversion mentioned above):

	Number of shares
	Class A (former Ordinary non-voting)	Class B (former Ordinary voting)	Class C (extinguished)	Total
At December 31, 2017	60,775,470	154,685,538	7,695,072	223,156,080

Issuance	4,276,916	—	—	4,276,916
Initial public offering	54,902,209	(9,084,027)	—	45,818,182
Vested awards	5,742,843	—	—	5,742,843
Repurchase and cancellation	—	—	(1,814,022)	(1,814,022)
Reclassification	—	5,881,050	(5,881,050)	—

At December 31, 2018	125,697,438	151,482,561	—	277,179,999

Issuance	35,655	—	—	35,655
Vested awards	151,182	—	—	151,182
Reclassification	52,804,309	(52,804,309)	—	—

At December 31, 2019	178,688,584	98,678,252	—	277,366,836